Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Interest and dividend income (Note 3)
Loans	$ 23,420	$ 24,863
Securities	6,488	6,827
Assets purchased under reverse repurchase agreements and securities borrowed	4,668	8,960
Deposits and other	307	683
Interest income	34,883	41,333
Interest expense (Note 3)
Deposits and other	8,783	12,988
Other liabilities	4,985	8,231
Subordinated debentures	280	365
Interest expense	14,048	21,584
Net interest income	20,835	19,749
Non-interest income
Insurance premiums, investment and fee income (Note 15)	5,361	5,710
Trading revenue	1,239	995
Investment management and custodial fees	6,101	5,748
Mutual fund revenue	3,712	3,628
Securities brokerage commissions	1,439	1,305
Service charges	1,842	1,907
Underwriting and other advisory fees	2,319	1,815
Foreign exchange revenue, other than trading	1,012	986
Card service revenue	969	1,072
Credit fees	1,321	1,269
Net gains on investment securities	90	125
Share of profit in joint ventures and associates (Note 12)	77	76
Other	864	1,617
Non-interest income	26,346	26,253
Total revenue	47,181	46,002
Provision for credit losses (Notes 4 and 5)	4,351	1,864
Insurance policyholder benefits, claims and acquisition expense (Note 15)	3,683	4,085
Non-interest expense
Human resources (Note 17 and 21)	15,252	14,600
Equipment	1,907	1,777
Occupancy	1,660	1,635
Communications	989	1,090
Professional fees	1,330	1,305
Amortization of other intangibles (Note 10)	1,273	1,197
Other	2,347	2,535
Non-interest expense	24,758	24,139
Income before income taxes	14,389	15,914
Income taxes (Note 22)	2,952	3,043
Net income	11,437	12,871
Net income attributable to:
Shareholders	11,432	12,860
Non-controlling interests	5	11
Net income	$ 11,437	$ 12,871
Basic earnings per share (in dollars) (Note 23)	$ 7.84	$ 8.78
Diluted earnings per share (in dollars) (Note 23)	7.82	8.75
Dividends per common share (in dollars)	$ 4.29	$ 4.07